Debt (Tables) - THE DAYTON POWER AND LIGHT COMPANY [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Debt Disclosure [Text Block]

The following table summarizes DP&L's long-term debt.

	Interest		September 30,	December 31,
$ in millions	Rate	Maturity	2019	2018
Term loan - rates from 4.50% - 4.53% (a) and 4.01% - 4.60% (b)		2022	$—	$436.1
First Mortgage Bonds	3.95%	2049	425.0	—
Tax-exempt First Mortgage Bonds - rates from 2.97% - 3.07% (a) and 1.52% - 1.92% (b)		2020	140.0	140.0
U.S. Government note	4.20%	2061	17.6	17.7
Unamortized deferred financing costs			(5.7)	(6.3)
Unamortized debt discounts and premiums, net			(2.7)	(1.4)
Total long-term debt			574.2	586.1
Less: current portion			(139.6)	(4.6)
Long-term debt, net of current portion			$434.6	$581.5

(a)	Range of interest rates for the nine months ended September 30, 2019.
(b)
Range of interest rates for the year ended December 31, 2018.

Long-term Debt

Long-term debt is as follows:

Long-term debt
$ in millions	Interest Rate	Maturity	December 31, 2018	December 31, 2017
Term loan - rates from: 3.57% - 4.82% (a) and 4.00% - 4.60% (b)		2022	$436.1	$440.6
Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)		2020	140.0	200.0
U.S. Government note	4.2%	2061	17.7	17.8
Unamortized deferred financing costs			(6.3)	(9.8)
Unamortized debt discount			(1.4)	(2.0)
Total long-term debt			586.1	646.6
Less: current portion			(4.6)	(4.6)
Long-term debt, net of current portion			$581.5	$642.0

(a)	Range of interest rates for the year ended December 31, 2018.
(b)
Range of interest rates for the year ended
Long-term Debt Maturities
At December 31, 2018, maturities of long-term debt are summarized as follows:

Due during the years ending December 31,
$ in millions
2019	$4.6
2020	144.7
2021	4.7
2022	422.8
2023	0.2
Thereafter	16.8
593.8
Unamortized discounts and premiums, net	(1.4)
Deferred financing costs, net	(6.3)
Total long-term debt	$586.1